Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended														12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Bank Notes [Member]	Dec. 31, 2010 Bank Notes [Member]	Dec. 31, 2010 Bank Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2010 Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Federal Home Loan Bank Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Federal Home Loan Bank Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Trust Preferred Loans Pledged As Collateral [Member]	Dec. 31, 2011 Matures On October 25, 2034 [Member]	Dec. 31, 2010 Matures On October 25, 2034 [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2011 Matures On January 15, 2015 - 5.05% [Member]	Dec. 31, 2011 Matures On January 15, 2015 - 5.05% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On January 15, 2015 - 5.05% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On May 15, 2013 - 4.625% [Member]	Dec. 31, 2011 Matures On May 15, 2013 - 4.625% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On May 15, 2013 - 4.625% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On April 1, 2016 - 5.65% [Member]	Dec. 31, 2011 Matures On April 1, 2016 - 5.65% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On April 1, 2016 - 5.65% [Member] Subordinated Notes [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On December 22, 2037 [Member]	Dec. 31, 2010 Matures On December 22, 2037 [Member]	Dec. 31, 2011 Matures On December 22, 2037 [Member] Other Collateralized Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2010 Matures On December 22, 2037 [Member] Other Collateralized Borrowings [Member] First Tennessee Bank National Association [Member]		Dec. 31, 2011 Matures On May 15, 2013 - 4.50% [Member]	Dec. 31, 2011 Matures On May 15, 2013 - 4.50% [Member] Subordinated Capital Notes [Member] First Horizon National Corporation [Member]	Dec. 31, 2010 Matures On May 15, 2013 - 4.50% [Member] Subordinated Capital Notes [Member] First Horizon National Corporation [Member]	Dec. 31, 2011 Matures On December 15, 2015 - 5.375% [Member]	Dec. 31, 2011 Matures On December 15, 2015 - 5.375% [Member] Senior Capital Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2010 Matures On December 15, 2015 - 5.375% [Member] Senior Capital Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2011 Matures On January 6, 2027 - 8.07% [Member]	Dec. 31, 2010 Matures On January 6, 2027 - 8.07% [Member] Subordinated Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2011 Matures On April 15, 2034 - 6.30% [Member]	Dec. 31, 2011 Matures On April 15, 2034 - 6.30% [Member] Subordinated Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2010 Matures On April 15, 2034 - 6.30% [Member] Subordinated Notes [Member] First Horizon National Corporation [Member]		Dec. 31, 2011 Matures On March 31, 2031 - 9.50% [Member]	Dec. 31, 2011 Matures On March 31, 2031 - 9.50% [Member] Cumulative Preferred Stock [Member] FT Real Estate Securities Company, Inc. [Member]		Dec. 31, 2010 Matures On March 31, 2031 - 9.50% [Member] Cumulative Preferred Stock [Member] FT Real Estate Securities Company, Inc. [Member]		Dec. 31, 2011 Matures On October 25, 2034 [Member]	Dec. 31, 2010 Matures On October 25, 2034 [Member]	Dec. 31, 2011 Matures On October 26, 2026 [Member]	Dec. 31, 2010 Matures On October 26, 2026 [Member]	Dec. 31, 2011 Matures On September 25, 2029 [Member]	Dec. 31, 2010 Matures On September 25, 2029 [Member]	Dec. 31, 2011 Matures On January 25, 2024 [Member]	Dec. 31, 2010 Matures On January 25, 2024 [Member]	Dec. 31, 2011 Matures On February 25, 2034 [Member]	Dec. 31, 2010 Matures On February 25, 2034 [Member]	Dec. 31, 2011 Matures December 2019 [Member]	Dec. 31, 2010 Matures December 2019 [Member]	Dec. 31, 2011 Matures On September 1, 2032 [Member]	Dec. 31, 2010 Matures On September 1, 2032 [Member]	Dec. 31, 2011 Matures On October 25, 2018 - 4.97% [Member]	Dec. 31, 2011 Matures On October 25, 2018 - 4.97% [Member] First Tennessee New Markets Corporation Investments [Member]	Dec. 31, 2011 Matures On February 1, 2033 - 4.97% [Member]	Dec. 31, 2011 Matures On February 1, 2033 - 4.97% [Member] First Tennessee New Markets Corporation Investments [Member]	Dec. 31, 2011 Maximum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Minimum [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Real Estate Residential [Member]	Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Assets [Member] Real Estate Residential [Member]	Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 26, 2026 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On October 26, 2026 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 25, 2029 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 25, 2029 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On January 25, 2024 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On January 25, 2024 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On February 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On February 25, 2034 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures December 2019 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures December 2019 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2011 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 1, 2032 [Member] First Horizon ABS Trust [Member]		Dec. 31, 2010 Variable Interest Entity Consolidated Carrying Amount Liabilities [Member] Matures On September 1, 2032 [Member] First Horizon ABS Trust [Member]
Debt Instrument [Line Items]
Term borrowings	$ 2,481,660		$ 3,228,070						$ 548,950	[1]			$ 2,714	[2]	$ 2,870	[2]						$ 338,951	[3]	$ 338,786	[3]		$ 264,586	[3]	$ 273,590	[3]		$ 293,416	[3]	$ 287,357	[3]			$ 52,218	[4]	$ 51,241	[4]		$ 105,840	$ 109,447		$ 522,742	[3]	$ 500,492	[3]		$ 109,308	[5]		$ 220,072	[5]	$ 205,883	[5]		$ 45,693	[3]	$ 45,625	[3]																$ 7,301		$ 8,000					$ 77,161	[6]	$ 93,651	[6]	$ 118,498	[6]	$ 144,811	[6]	$ 168,888	[6]	$ 203,203	[6]	$ 185,357	[6]	$ 220,836	[6]	$ 13,639	[6]	$ 17,854	[6]	$ 18,120	[6]	$ 23,109	[6]	$ 23,641	[6]	$ 29,741	[6]	$ 14,823	[6]	$ 21,316	[6]
Debt instrument maturity date							February 14, 2011														January 15, 2015					May 15, 2013					April 1, 2016					December 22, 2037						May 15, 2013			December 15, 2015					January 6, 2027			April 15, 2034					March 31, 2031					October 25, 2034		October 26, 2026		September 25, 2029		January 25, 2024		February 25, 2034		December 2019		September 1, 2032		October 25, 2018		February 1, 2033
Debt instrument interest rate																					5.05%					4.625%					5.65%											4.50%			5.375%					8.07%			6.30%					9.50%																			4.97%		4.97%
Debt instrument interest rate at period end																		0.55%	0.54%																	0.85%	0.60%																										0.46%	0.42%	0.43%	0.39%	0.43%	0.39%	0.68%	0.67%	0.48%	0.47%	5.08%	5.00%	6.41%	6.41%
Debt instrument weighted average interest rate								0.43%			2.40%	2.40%
Total Loans	$ 16,397,127	[7],[8]	$ 16,782,572	[7],[8]	$ 18,123,884	[7],[8]											$ 52,200																																																																		$ 640,800	$ 757,500
Debt instrument, interest rates with remaining terms, years																																																																																	19	1
Contractual Interest Rate Capital Securities																				8.07%

[1]	The bank notes were issued with variable interest rates and matured on February 14, 2011. These bank notes had a weighted average interest rate of 0.43 percent on December 31, 2010.
[2]	The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 19 years. These borrowings had weighted average interest rates of 2.40 percent on December 31, 2011 and 2010.
[3]	Qualifies for total capital under the risk-based capital guidelines.
[4]	Secured by $52.2 million of trust preferred loans.
[5]	See Note 11 - Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details. In 2011, FHN redeemed the subordinated notes that paid 8.07 percent.
[6]	On December 31, 2011 and 2010, borrowings secured by $640.8 million and $757.5 million, respectively, of retail real estate residential loans.
[7]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[8]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.